Mineral Properties and Interests	12 Months Ended
Dec. 31, 2021
Mineral Industries Disclosures [Abstract]
MINERAL PROPERTIES AND INTERESTS

NOTE 6 – MINERAL PROPERTIES AND INTERESTS

Mineral properties and interests as of December 31, 2021 and December 31, 2020 are as follows:

	December 31,	December 31,
	2021	2020
Kiewit and all other sites	$3,700,000	$3,700,000
JJS property	250,000	250,000
	3,950,000	3,950,000
Less accumulated amortization	(864,436)	(770,560)
	3,085,564	3,179,440
Asset retirement obligation assets
Kiewit Site	725,122	718,289
Kiewit Exploration	28,377	28,377
JJS property	31,016	31,016
Total	784,515	777,682
Less accumulated amortization	(190,427)	(171,254)
	594,088	606,428

Total	$3,679,652	$3,785,868

Amortization of the mineral properties and interests based on total units of production was $113,049 and $258,132 for the years ended December 31, 2021 and 2020, respectively.

The Company is required to pay a 4% net smelter royalty (“NSR”) to PDK Utah Holdings, LP (“PDK”) on revenues of gold and silver from the Kiewit gold property and the JJS properties. See Note 7.